                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             Read instructions at end of Form before preparing Form.

--------------------------------------------------------------------------------

1.    Name and address of issuer:              CGM Trust
                                               The CGM Funds
                                               222 Berkeley Street, Suite 1013
                                               Boston, MA 02116

--------------------------------------------------------------------------------

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of the
      issuer, check the box but do not list series or classes):             [ ]

                                               CGM Mutual Fund

--------------------------------------------------------------------------------
3.    Investment Company Act File Number:                     811-82

      Securities Act File Number:                             2-10653

--------------------------------------------------------------------------------

4(a). Last day of fiscal year for which this Form is filed:   December 31, 1998

--------------------------------------------------------------------------------

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) [ ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

--------------------------------------------------------------------------------

4(c). Check box if this is the last time the issuer will be filing this Form.
                                                                             [ ]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

5. Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during the
          fiscal year pursuant to section 24(f):                  $  84,755,326
                                                                  -------------

    (ii)  Aggregate price of securities redeemed or
          repurchased during the fiscal year:                     $(370,503,481)
                                                                  -------------

   (iii)  Aggregate price of securities redeemed or
          repurchased during any prior fiscal year ending no
          earlier than October 11, 1995 that were not
          previously used to reduce registration fees
          payable to the Commission:                              $      0

    (iv)  Total available redemption credits
          [add Items 5(ii) and 5(iii)]:                           $(370,503,481)
                                                                  -------------

     (v)  Net sales -if Item 5(i) is greater than Item 5(iv)
          [subtract Item 5(iv) from Item 5(i)]:                   $      0
                                                                  -------------
    (vi)  Redemption credits available for use in
          future years                             $(285,748,155)
          --if Item 5(i) is less than item 5(iv)
          [subtract Item 5(iv) from Item 5(i)]:

   (vii)  Multiplier for determining registration fee (See
          Instruction C.9):                                       x    0.000278
                                                                  -------------

  (viii)  Registration fee due [multiply Item 5(v) by Item
          5 (vii)] (enter "0" if no fee is due):                = $       0
                                                                  -------------
--------------------------------------------------------------------------------

6. Prepaid Shares

   If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1993 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of
   securities (number of shares or other units) deducted here:   0  . If there
   is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then
   state that number here:   0  .

--------------------------------------------------------------------------------

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                      +$   0

--------------------------------------------------------------------------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                 = $       0

--------------------------------------------------------------------------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:


           Method of Delivery

                       [ ]  Wire Transfer
                       [ ]  Mail or other means

--------------------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Frank Strauss, Treasurer
                              --------------------------------------------
                              Frank Strauss, Treasurer

Date March 26, 1999
*Please print the name and the title of the signing officer below the signature.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             Read instructions at end of Form before preparing Form.

--------------------------------------------------------------------------------

1.    Name and address of issuer:              CGM Trust
                                               The CGM Funds
                                               222 Berkeley Street, Suite 1013
                                               Boston, MA 02116

--------------------------------------------------------------------------------

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of the
      issuer, check the box but do not list series or classes):             [ ]

                                               CGM Fixed Income Fund

--------------------------------------------------------------------------------
3.    Investment Company Act File Number:                     811-82

      Securities Act File Number:                             2-10653

--------------------------------------------------------------------------------

4(a). Last day of fiscal year for which this Form is filed:   December 31, 1998

--------------------------------------------------------------------------------

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) [ ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

--------------------------------------------------------------------------------

4(c). Check box if this is the last time the issuer will be filing this Form.
                                                                             [ ]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

5. Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during the
          fiscal year pursuant to section 24(f):                  $  11,030,864
                                                                  -------------

    (ii)  Aggregate price of securities redeemed or
          repurchased during the fiscal year:                     $ (17,368,670)
                                                                  -------------

   (iii)  Aggregate price of securities redeemed or
          repurchased during any prior fiscal year ending no
          earlier than October 11, 1995 that were not
          previously used to reduce registration fees
          payable to the Commission:                              $      0

    (iv)  Total available redemption credits
          [add Items 5(ii) and 5(iii)]:                           $ (17,368,670)
                                                                  -------------

     (v)  Net sales -if Item 5(i) is greater than Item 5(iv)
          [subtract Item 5(iv) from Item 5(i)]:                   $      0
                                                                  -------------
    (vi)  Redemption credits available for use in
          future years                             $(6,337,806)
          --if Item 5(i) is less than item 5(iv)
          [subtract Item 5(iv) from Item 5(i)]:

   (vii)  Multiplier for determining registration fee (See
          Instruction C.9):                                       x    0.000278
                                                                  -------------

  (viii)  Registration fee due [multiply Item 5(v) by Item
          5 (vii)] (enter "0" if no fee is due):                = $       0
                                                                  -------------
--------------------------------------------------------------------------------

6. Prepaid Shares

   If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1993 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of
   securities (number of shares or other units) deducted here:   0  . If there
   is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then
   state that number here:   0  .

--------------------------------------------------------------------------------

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                      +$   0

--------------------------------------------------------------------------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                 = $       0

--------------------------------------------------------------------------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

           Method of Delivery

                       [ ]  Wire Transfer
                       [ ]  Mail or other means

--------------------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Frank Strauss, Treasurer
                              --------------------------------------------
                              Frank Strauss, Treasurer

Date March 26, 1999
*Please print the name and the title of the signing officer below the signature.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             Read instructions at end of Form before preparing Form.

--------------------------------------------------------------------------------

1.    Name and address of issuer:              CGM Trust
                                               The CGM Funds
                                               222 Berkeley Street, Suite 1013
                                               Boston, MA 02116

--------------------------------------------------------------------------------

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of the
      issuer, check the box but do not list series or classes):             [ ]

                                               CGM American Tax Free Fund

--------------------------------------------------------------------------------
3.    Investment Company Act File Number:                     811-82

      Securities Act File Number:                             2-10653

--------------------------------------------------------------------------------

4(a). Last day of fiscal year for which this Form is filed:   December 31, 1998

--------------------------------------------------------------------------------

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) [ ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

--------------------------------------------------------------------------------

4(c). Check box if this is the last time the issuer will be filing this Form.
                                                                             [ ]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

5. Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during the
          fiscal year pursuant to section 24(f):                  $   4,656,629
                                                                  -------------

    (ii)  Aggregate price of securities redeemed or
          repurchased during the fiscal year:                     $  (1,489,676)
                                                                  -------------

   (iii)  Aggregate price of securities redeemed or
          repurchased during any prior fiscal year ending no
          earlier than October 11, 1995 that were not
          previously used to reduce registration fees
          payable to the Commission:                              $      0

    (iv)  Total available redemption credits
          [add Items 5(ii) and 5(iii)]:                           $  (1,489,676)
                                                                  -------------

     (v)  Net sales -if Item 5(i) is greater than Item 5(iv)
          [subtract Item 5(iv) from Item 5(i)]:                   $   3,166,953
                                                                  -------------
    (vi)  Redemption credits available for use in
          future years                             $     0
          --if Item 5(i) is less than item 5(iv)
          [subtract Item 5(iv) from Item 5(i)]:

   (vii)  Multiplier for determining registration fee (See
          Instruction C.9):                                       x    0.000278
                                                                  -------------

  (viii)  Registration fee due [multiply Item 5(v) by Item
          5 (vii)] (enter "0" if no fee is due):                = $      880.41
                                                                  -------------
--------------------------------------------------------------------------------

6. Prepaid Shares

   If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1993 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of
   securities (number of shares or other units) deducted here:   0  . If there
   is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then
   state that number here:   0  .

--------------------------------------------------------------------------------

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                      +$   0

--------------------------------------------------------------------------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                 = $  880.41

--------------------------------------------------------------------------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

           March 25, 1999

           Method of Delivery

                       [X]  Wire Transfer
                       [ ]  Mail or other means

--------------------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Frank Strauss, Treasurer
                              --------------------------------------------
                              Frank Strauss, Treasurer

Date March 26, 1999
*Please print the name and the title of the signing officer below the signature.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             Read instructions at end of Form before preparing Form.

--------------------------------------------------------------------------------

1.    Name and address of issuer:              CGM Trust
                                               The CGM Funds
                                               222 Berkeley Street, Suite 1013
                                               Boston, MA 02116

--------------------------------------------------------------------------------

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of the
      issuer, check the box but do not list series or classes):             [ ]

                                               CGM Realty Fund

--------------------------------------------------------------------------------
3.    Investment Company Act File Number:                     811-82

      Securities Act File Number:                             2-10653

--------------------------------------------------------------------------------

4(a). Last day of fiscal year for which this Form is filed:   December 31, 1998

--------------------------------------------------------------------------------

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) [ ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

--------------------------------------------------------------------------------

4(c). Check box if this is the last time the issuer will be filing this Form.
                                                                             [ ]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

5. Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during the
          fiscal year pursuant to section 24(f):                  $ 359,858,460
                                                                  -------------

    (ii)  Aggregate price of securities redeemed or
          repurchased during the fiscal year:                     $(274,820,721)
                                                                  -------------

   (iii)  Aggregate price of securities redeemed or
          repurchased during any prior fiscal year ending no
          earlier than October 11, 1995 that were not
          previously used to reduce registration fees
          payable to the Commission:                              $      0

    (iv)  Total available redemption credits
          [add Items 5(ii) and 5(iii)]:                           $(274,820,721)
                                                                  -------------

     (v)  Net sales -if Item 5(i) is greater than Item 5(iv)
          [subtract Item 5(iv) from Item 5(i)]:                   $  85,037,739
                                                                  -------------
    (vi)  Redemption credits available for use in
          future years                             $     0
          --if Item 5(i) is less than item 5(iv)
          [subtract Item 5(iv) from Item 5(i)]:

   (vii)  Multiplier for determining registration fee (See
          Instruction C.9):                                       x    0.000278
                                                                  -------------

  (viii)  Registration fee due [multiply Item 5(v) by Item
          5 (vii)] (enter "0" if no fee is due):                = $   23,640.49
                                                                  -------------
--------------------------------------------------------------------------------

6. Prepaid Shares

   If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1993 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of
   securities (number of shares or other units) deducted here:   0  . If there
   is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then
   state that number here:   0  .

--------------------------------------------------------------------------------

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                      +$   0

--------------------------------------------------------------------------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                 = $23,640.49

--------------------------------------------------------------------------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

           March 25, 1999

           Method of Delivery

                       [X]  Wire Transfer
                       [ ]  Mail or other means

--------------------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Frank Strauss, Treasurer
                              --------------------------------------------
                              Frank Strauss, Treasurer

Date March 26, 1999
*Please print the name and the title of the signing officer below the signature.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             Read instructions at end of Form before preparing Form.

--------------------------------------------------------------------------------

1.    Name and address of issuer:              CGM Trust
                                               The CGM Funds
                                               222 Berkeley Street, Suite 1013
                                               Boston, MA 02116

--------------------------------------------------------------------------------

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of the
      issuer, check the box but do not list series or classes):             [ ]

                                               CGM Focus Fund

--------------------------------------------------------------------------------
3.    Investment Company Act File Number:                     811-82

      Securities Act File Number:                             2-10653

--------------------------------------------------------------------------------

4(a). Last day of fiscal year for which this Form is filed:   December 31, 1998

--------------------------------------------------------------------------------

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) [ ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

--------------------------------------------------------------------------------

4(c). Check box if this is the last time the issuer will be filing this Form.
                                                                             [ ]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

5. Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during the
          fiscal year pursuant to section 24(f):                  $  78,493,940
                                                                  -------------

    (ii)  Aggregate price of securities redeemed or
          repurchased during the fiscal year:                     $ (64,927,811)
                                                                  -------------

   (iii)  Aggregate price of securities redeemed or
          repurchased during any prior fiscal year ending no
          earlier than October 11, 1995 that were not
          previously used to reduce registration fees
          payable to the Commission:                              $      0

    (iv)  Total available redemption credits
          [add Items 5(ii) and 5(iii)]:                           $ (64,927,811)
                                                                  -------------

     (v)  Net sales -if Item 5(i) is greater than Item 5(iv)
          [subtract Item 5(iv) from Item 5(i)]:                   $  13,566,129
                                                                  -------------
    (vi)  Redemption credits available for use in
          future years                             $     0
          --if Item 5(i) is less than item 5(iv)
          [subtract Item 5(iv) from Item 5(i)]:

   (vii)  Multiplier for determining registration fee (See
          Instruction C.9):                                       x    0.000278
                                                                  -------------

  (viii)  Registration fee due [multiply Item 5(v) by Item
          5 (vii)] (enter "0" if no fee is due):                = $    3,771.38
                                                                  -------------
--------------------------------------------------------------------------------

6. Prepaid Shares

   If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1993 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of
   securities (number of shares or other units) deducted here:   0  . If there
   is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then
   state that number here:   0  .

--------------------------------------------------------------------------------

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                      +$   0

--------------------------------------------------------------------------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                 = $3,771.38

--------------------------------------------------------------------------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

           March 25, 1999

           Method of Delivery

                       [X]  Wire Transfer
                       [ ]  Mail or other means

--------------------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Frank Strauss, Treasurer
                              --------------------------------------------
                              Frank Strauss, Treasurer

Date March 26, 1999
*Please print the name and the title of the signing officer below the signature.